Note 13 - Commitments, Contingencies and Guarantees (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Operating Leases, Rent Expense, Total	$ 5,200	$ 5,100	$ 4,900
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 800	$ 0
Derivative Instrument, Shares of Common Stock Held	273,000
Deferred Share Unit Liability, Number of Common Shares	277,390
Appterra, ShipRush and PinPoint [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 3,800
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets	2 years
Business Combination, Contingent Consideration, Liability, Total	$ 2,200
Accounts Payable and Accrued Liabilities [Member]
Capital Lease Obligations, Total	$ 100